Selected Operating Expenses and Additional Information - Additional Information (Detail) - employee	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	12,852	11,824	10,942
Netherlands [Member]
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	6,567	6,113	5,589